Right of Use Assests, Net	12 Months Ended
Dec. 31, 2023
Right of Use Assests, Net [Abstract]
RIGHT OF USE ASSESTS, NET
6.	RIGHT OF USE ASSESTS, NET

	December 31, 2023	December 31, 2022
Opening balance	$887,137	$1,077,845
Additions in the year	42,393	174,352
Translation adjustment	18,555	674
Other	-	(36,000)
Amortization in the year	(317,292)	(329,734)
Closing balance	$630,793	$887,137

Allocation of the right of use assets is as follows:

	December 31, 2023	December 31, 2022
Office lease	$518,787	$753,716
Car leases	112,006	132,421
	$630,793	$887,137